Group overview (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Detail Information about Business Combination

The fair value of the identifiable assets and liabilities of ASI as at the date of acquisition were provisionally estimated as below:

	Provisional Fair Value as at acquisition date (₹ in million)	Provisional Fair Value as at acquisition date (US dollars in million)*
Non-Current Assets
Property, Plant and Equipment	13,846	213
Capital work-in-progress	1,630	25
Other Intangible assets	2,048	31
Deferred tax assets	1,258	19
Other non-current assets	426	7
Total non-current assets	19,208	295
Current Assets
Inventories	1,383	21
Trade Receivables	1,657	25
Cash and cash equivalents	1,515	24
Other Current Assets	631	10
Total current assets	5,186	80
Total Assets (A)	24,394	375

Non-current liabilities
Borrowings (excluding borrowings from immediate parent)	6,308	97
Deffered tax liabilities	4,951	76
Other non-current liabilities	232	4
Total non-current liabilities	11,491	177
Other current liabilities	1,280	20
Total Liabilities (B)	12,771	197
Net Assets (A-B)	11,623	178

Satisfied by:
Fair value of total purchase consideration	10,100	155

Non-Controlling interest on acquisition (48.4% of net assets after adjustment of fair value of borrowings from immediate parent of ₹ 10,100 million)	736	11

Bargain Gain	787	12

Acquisition cost	(452)	(7)